UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2012

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund

The fund's portfolio
8/31/11 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
CIFG — CIFG Assurance North America, Inc.
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
VRDN — Variable Rate Demand Notes
MUNICIPAL BONDS AND NOTES (98.4%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.8%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB-	$1,000,000	$1,003,800

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	450,000	413,154

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	350,000	330,631

			1,747,585
Pennsylvania (86.8%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 6s, 10/15/38	Baa3	945,000	948,723
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	500,000	486,205
(Duquesne U.), Ser. A, 5 1/2s, 3/1/31	A2	1,000,000	1,068,550
(Duquesne U.), 5s, 3/1/33	A2	1,000,000	1,021,640

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	2,000,000	2,082,360
(Children's Hosp.), NATL, 5 3/8s, 7/1/17 (Escrowed to maturity)	Baa1	2,450,000	2,765,560

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env. Impt. - USX Corp.), 6 7/8s, 5/1/30	Ba2	600,000	629,850

Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, FGIC, NATL, 5s, 12/1/37	A1	1,000,000	1,017,370

Beaver Cnty., Indl. Dev. Auth. Poll. Control VRDN (First Energy Generation), 0.1s, 4/1/41	VMIG1	2,000,000	2,000,000

Berks Cnty., Muni. Auth. Rev. Bonds
(Reading Hosp. & Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA	2,000,000	2,086,540
(Albright College), 5 3/8s, 10/1/28	Ba1	735,000	661,640

Bethel Park, School Dist. G.O. Bonds, 5.1s, 8/1/33	Aa2	1,000,000	1,103,790

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
(Pennswood Village), 6s, 10/1/34 (Prerefunded 10/1/12)	AAA/P	1,000,000	1,066,630
AMBAC, 5 1/2s, 9/15/17 (Prerefunded 9/15/11)	AAA/P	1,000,000	1,001,320

Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	240,000	242,635

Bucks Cnty., Indl. Dev. Auth. Solid Waste Mandatory Put Bonds (2/1/13) (Waste Management, Inc.), 3.9s, 12/1/22	A-2	1,000,000	1,014,950

Burrell, PA School Dist. G.O. Bonds, Ser. A, AGM, 5s, 7/15/25	Aa3	1,000,000	1,055,550

Butler, Area School Dist. G.O. Bonds, 5 1/4s, 10/1/26	A+	1,500,000	1,631,745

Catasauqua, Area School Dist. G.O. Bonds, AGM, 5s, 2/15/26	AA+	1,000,000	1,056,130

Centennial, School Dist., Bucks Cnty. G.O. Bonds, Ser. A, 5s, 12/15/37	Aa2	2,000,000	2,126,480

Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds (Jenners Pond, Inc.), 7 5/8s, 7/1/34 (Prerefunded 7/1/12)	AAA/P	500,000	539,620

Crawford Cnty., Indl. Dev. Auth. Rev. Bonds (Allegheny College), Ser. A, 6s, 11/1/31	A3	1,000,000	1,089,380

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.45s, 1/1/21	BBB+	335,000	336,832
(Presbyterian Homes Oblig.), Ser. A, 5.15s, 1/1/18	BBB+	730,000	765,617
(Diakon Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,860,000	1,606,222
(Diakon Lutheran Ministries), 5s, 1/1/27	BBB+/F	750,000	701,865

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A2	1,500,000	1,547,550

Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds (Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	Baa1	1,000,000	1,163,920

Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev. Bonds, Ser. A, 6.1s, 7/1/13	Ba1	560,000	560,493

Delaware River Joint Toll Bridge Comm. Rev. Bonds
5 1/4s, 7/1/20 (Prerefunded 7/1/13)	A2	1,130,000	1,231,192
Ser. A, NATL, 5s, 7/1/27	A2	1,000,000	1,049,820

Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. D, 5s, 1/1/40	A3	800,000	826,328

Delaware Valley, Regl. Fin. Auth. Rev. Bonds, Ser. B, AMBAC, 5.7s, 7/1/27	A2	3,030,000	3,249,433

Downingtown, Area School Dist. G.O. Bonds, Ser. AA, 5s, 11/1/28	Aaa	1,875,000	2,068,931

East Stroudsburg, Area School Dist. G.O. Bonds, AGM, 5s, 9/1/27	Aa3	1,500,000	1,595,520

Economy, Muni. Auth. Swr. Rev. Bonds, AGM, 5s, 12/15/28	AA+	2,665,000	2,764,111

Erie, Higher Ed. Bldg. Auth. Rev. Bonds
(Gannon U.), Ser. A, 5 3/8s, 5/1/30	Baa2	1,000,000	986,600
(Mercyhurst College), 5.35s, 3/15/28	BBB	1,000,000	1,021,100

Exeter Twp., School Dist. G.O. Bonds, FGIC, NATL, 5s, 5/15/23	Aa2	1,000,000	1,048,370

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	2,000,000	1,974,620

Geisinger, Auth. Hlth. Syst. VRDN, Ser. A, 0.08s, 5/15/35	VMIG1	1,600,000	1,600,000

Gen. Auth. of South Central Rev. Bonds (York College of Penn), 5 1/2s, 11/1/31	A	750,000	793,095

Harrisburg, Wtr. Auth. Rev. Bonds, 5 1/8s, 7/15/28	Ba1	1,000,000	844,920

Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Gen. Hosp.), 5 1/2s, 3/15/26 (Prerefunded 9/15/13)	AAA/P	1,500,000	1,650,600
(Lancaster Gen. Hosp.), Ser. A, 5s, 3/15/26	Aa3	1,000,000	1,030,120

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/29	AA-	1,000,000	1,059,310

Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev. Bonds (Woods Svcs.), Radian Insd., 5.1s, 11/15/21	A-	1,285,000	1,285,103

Latrobe, Indl. Dev. Auth. Rev. Bonds (St. Vincent College), 5.7s, 5/1/31	Baa1	1,500,000	1,506,435

Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh Valley Hosp. Hlth. Network)
Ser. A, 5 1/4s, 7/1/32	A1	2,750,000	2,764,878
AGM, 5 1/4s, 7/1/16	Aa3	1,950,000	1,974,063

Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds (Lehigh Valley Hlth. Network), Ser. A, AGM, 5s, 7/1/25	AA+	1,360,000	1,435,412

Luzerne Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 5 1/2s, 12/1/39	A2	1,250,000	1,316,675

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	BBB+	2,000,000	1,929,940

McKeesport, Muni. Auth. Swr. Rev. Bonds, 5 3/4s, 12/15/39	A-	1,750,000	1,757,823

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.), 5 1/8s, 1/1/37	A-	2,000,000	1,849,600

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.)
5 5/8s, 4/1/40	BBB+	1,000,000	1,000,960
5 1/4s, 4/1/30	BBB+	1,060,000	1,057,350

Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds (Montenay Resource Recvy.), Ser. A, NATL, 5 1/4s, 11/1/14	A2	2,145,000	2,333,588

Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty. (Acts Retirement-Life Cmnty.), Ser. A-1, 6 1/4s, 11/15/29	BBB+	1,125,000	1,161,225

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	2,250,000	2,256,210

Nazareth, Area School Dist. G.O. Bonds, Ser. A, AGM, 5s, 2/15/28 (Prerefunded 8/15/14)	Aa3	1,525,000	1,730,906

New Wilmington, Muni. Auth. Rev. Bonds (Westminster College), Ser. GG4, Radian Insd., 5 1/8s, 5/1/33	A-/P	1,000,000	928,920

Northampton Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh U.), 5 1/2s, 11/15/33	Aa2	1,500,000	1,639,305

Northampton Cnty., Hosp. Auth. Rev. Bonds
(Saint Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s, 8/15/40	A3	1,000,000	923,970
(St. Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s, 8/15/35	A3	2,000,000	1,873,720

Northeastern York, School Dist. G.O. Bonds, SGI, 5s, 3/1/21	A+	1,035,000	1,131,203

PA Rev. Bonds (Philadelphia Biosolids Fac.), 6 1/4s, 1/1/32	BBB+/F	500,000	522,005

PA Cmnwlth. Fin. Auth. Rev. Bonds, Ser. B, AGO, 5s, 6/1/31	AA+	1,500,000	1,578,465

PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A , 6 1/4s, 11/1/31	A1	1,000,000	1,007,660

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	2,000,000	2,174,520

PA Econ. Dev. Fin. Auth. Poll. Control Rev. Bonds (PPL Elec. Util. Corp..), 4s, 10/1/23	A3	1,000,000	967,380

PA Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Procter & Gamble Paper), 5 3/8s, 3/1/31	AA-	1,000,000	1,089,550

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.2s, 4/1/39	A2	1,100,000	1,161,017

PA Fin., Auth. Rev. Bonds (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	A/P	1,000,000	419,010

PA Hsg. Fin. Agcy. Rev. Bonds
Ser. 103C, 5.2s, 10/1/28	AA+	825,000	842,606
(Single Fam. Mtge.), Ser. 108B, 4 3/4s, 10/1/28	AA+	2,000,000	1,974,840
Ser. 110A, 4 3/4s, 10/1/25	AA+	1,000,000	1,006,630

PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Colver), Ser. F, AMBAC, 5s, 12/1/15	BBB-	850,000	848,649

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U. Foundation), 6s, 7/1/43	Baa3	600,000	593,220
(Edinboro U.), 5 7/8s, 7/1/38	Baa3	1,000,000	979,420
(Widener U.), 5.4s, 7/15/36	BBB+	1,000,000	1,003,780
(Widener U.), 5 1/4s, 7/15/24	BBB+	1,000,000	1,006,610
(Assn. Indpt. Colleges & U. - Gwynedd Mercy), Ser. GG5, Radian Insd., 5 1/8s, 5/1/32	BBB-	1,020,000	952,782
(Saint Joseph's U.), Ser. A, 5s, 11/1/40	A-	1,000,000	1,013,130
(Thomas Jefferson U.), 5s, 3/1/40	AA-	1,000,000	1,026,420
(Philadelphia U.), 5s, 6/1/30	Baa2	200,000	185,730
(U. of PA), Ser. B, 5s, 9/1/25	AA+	1,150,000	1,296,591
(Philadelphia U.), 5s, 6/1/22	Baa2	330,000	331,115

PA State Higher Edl. Fac. Auth. Rev. Notes (Drexel U.), Ser. A, 5 1/8s, 5/1/36	A	1,000,000	1,021,710

PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds (East Stroudsburg U.), 5s, 7/1/42	Baa3	700,000	597,807

PA State Indl. Dev. Auth. Rev. Bonds, 5 1/2s, 7/1/23	A1	2,000,000	2,216,380

PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), AGM, 5 1/4s, 6/1/25 (Prerefunded 6/1/13)	AA+	3,000,000	3,256,380
(Richland School Dist.), FGIC, 5s, 11/15/29 (Prerefunded 11/15/14)	A	5,000,000	5,697,800
(Career Inst. of Tech.), FGIC, NATL, 5s, 11/15/28	Aa3	1,000,000	1,036,380
(Delaware Cnty. Cmnty. College), AGM, 5s, 10/1/27	Aa3	1,250,000	1,330,463
(Northampton Cnty.), Ser. B, AMBAC, 5s, 9/1/24	A/P	3,280,000	3,327,166
(School Dist. Philadelphia), Ser. B, AGM, 4 3/4s, 6/1/30	AA+	2,000,000	2,010,920

PA State Tpk. Comm. Rev. Bonds
(Motor License), Ser. FD-A1, 5s, 12/1/38	Aa3	2,000,000	2,073,620
Ser. A, AMBAC, 5s, 12/1/34	Aa3	2,055,000	2,092,915
Ser. B, 5s, 12/1/22	Aa3	2,075,000	2,329,063

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds
(2003 PA Tpk.), Ser. C, NATL, 5s, 12/1/28	AA	1,290,000	1,367,787
Ser. C, zero %, 12/1/38	AA	3,000,000	652,560

PA State U. Rev. Bonds
5s, 3/1/35	Aa1	1,000,000	1,063,950
5s, 9/1/29	Aa1	1,400,000	1,478,022

Pennsbury, School Dist. G.O. Bonds, AGM, 5s, 8/1/25	Aa2	2,000,000	2,105,800

Philadelphia, G.O. Bonds
Ser. B, AGO, 7 1/8s, 7/15/38	AA+	500,000	564,570
CIFG, 5s, 8/1/23	A2	1,980,000	2,045,914

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+	2,000,000	2,076,740

Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(Global Leadership Academy), 6 3/8s, 11/15/40	BBB-	945,000	855,622
(Master Charter School), 6s, 8/1/35	BBB+	500,000	508,930

Philadelphia, Gas Wks. Rev. Bonds
Ser. 9, 5 1/4s, 8/1/40	BBB+	1,250,000	1,246,250
Ser. A-1, AGM, 5s, 9/1/26	AA+	2,000,000	2,046,140

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst. Oblig. Group)
7 1/4s, 7/1/18 (In default)(NON)	D/P	2,409,932	241
6 5/8s, 7/1/21 (In default)(NON)	D/P	712,148	71

Philadelphia, Hosp. & Higher Ed. Fac. Auth. VRDN (Children's Hosp. of Philadelphia)
Ser. C, 0.13s, 7/1/32	VMIG1	800,000	800,000
Ser. A, 0.13s, 7/1/31	VMIG1	2,740,000	2,740,000

Philadelphia, School Dist. G.O. Bonds
Ser. B, FGIC, 5 5/8s, 8/1/21 (Prerefunded 8/1/12)	Aa2	3,000,000	3,146,160
Ser. A, AMBAC, 5s, 8/1/22	Aa2	1,000,000	1,049,030

Pocono Mountain, School Dist. G.O. Bonds, Ser. C, AGM, 5s, 9/1/34	Aa3	2,000,000	2,040,320

Reading, G.O. Bonds, AGM, 5s, 11/1/29	Aa3	2,000,000	2,051,020

Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie Hlth.), Ser. A, 5 7/8s, 12/1/31	AA-	1,885,000	1,929,298

Snyder Cnty., Higher Ed. Auth. Rev. Bonds (Susquehanna U.), 5s, 1/1/38	A2	1,000,000	1,022,530

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	575,000	558,515

U. of Pittsburgh of the Cmnwlth. Sys. of Higher Ed. Rev. Bonds (Cap.), Ser. B, 5s, 9/15/28	Aa1	1,600,000	1,752,016

Upper Moreland Twp., School Dist. G.O. Bonds, AGO, 5s, 9/1/28	Aa2	1,635,000	1,734,670

Washington Cnty., Hosp. Auth. Rev. Bonds
(Monongah Ela Vy Hosp.), 6 1/4s, 6/1/22 (Prerefunded 6/1/12)	Baa1	1,250,000	1,317,400
(WA Hosp.), AMBAC, 5 1/2s, 7/1/17	Baa2	1,200,000	1,275,900

Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (First Mtge. AHF/Central), 8 1/2s, 1/1/29	B/P	263,000	258,745

West Cornwall, Tpk. Muni. Auth. Rev. Bonds (Elizabethtown College), 6s, 12/15/27 (Prerefunded 12/15/11)	BBB+	1,500,000	1,523,685

West Mifflin, Area School Dist. G.O. Bonds, AGM, 5 1/8s, 4/1/31	AA+	1,500,000	1,547,010

West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit Hosp.), 6 1/4s, 1/1/32	BBB+	1,750,000	1,750,228

Wilkes-Barre, Fin. Auth. (Wilkes U.), 5s, 3/1/22	BBB	625,000	642,794

Wilkes-Barre, Fin. Auth. Rev. Bonds (U. of Scranton)
5s, 11/1/40	A	1,000,000	1,020,550
5s, 11/1/35	A	1,000,000	1,023,540

York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power, LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	750,000	763,005

			184,961,270
Puerto Rico (10.1%)

Children's Trust Fund Tobacco Settlement Rev. Bonds
5 1/2s, 5/15/39	BBB	1,760,000	1,459,146
5 3/8s, 5/15/33	BBB	1,415,000	1,303,526

Cmnwlth. of PR, G.O. Bonds
Ser. A, FGIC, 5 1/2s, 7/1/21	Baa1	1,000,000	1,078,600
(Pub. Impt.), Ser. E, 5 3/8s, 7/1/30	Baa1	500,000	494,420
Ser. A, 5 1/4s, 7/1/34	Baa1	1,250,000	1,180,100

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/44	Baa2	2,250,000	2,273,558

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. WW, 5s, 7/1/28	A3	500,000	500,825
Ser. TT, 5s, 7/1/27	A3	650,000	654,193

Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B, 5s, 12/1/15	Baa1	750,000	812,948

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	Baa1	2,000,000	2,094,700
Ser. AA, NATL, 5 1/2s, 7/1/18	A3	1,500,000	1,627,455
Ser. AA-2, 5.3s, 7/1/35	A3	350,000	340,739

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,500,000	1,501,575

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	Baa1	1,000,000	973,190
(Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa1	685,000	686,192

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	3,250,000	3,412,240
Ser. C, 5 1/4s, 8/1/41	A1	1,000,000	996,950
Ser. A, NATL, zero %, 8/1/43	Aa2	1,000,000	131,960

			21,522,317
Virgin Islands (0.7%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	400,000	407,916
Ser. A-1, 5s, 10/1/39	Baa2	600,000	542,280
Ser. A, 5s, 10/1/25	Baa2	450,000	452,585

			1,402,781
TOTAL INVESTMENTS

Total investments (cost $205,504,956)(b)			$209,633,953

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2011 through August 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $213,055,367.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $205,504,956, resulting in gross unrealized appreciation and depreciation of $8,482,872 and $4,353,875, respectively, or net unrealized appreciation of $4,128,997.
(NON)	Non-income-producing security.
	The rates shown on Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	17.2%
	Local Government	16.4
	Education	16.1
	Utilities	13.1
	Prerefunded	11.7
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	13.1%
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$209,633,953	$—

Totals by level	$—	$209,633,953	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 27, 2011